SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2017 individual
Dongguan Changsheng Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	51.00%
Proportion of equity interests held by the Group	51.00%
Proportion of equity interests held by non-controlling interests	49.00%
Shenzhen Fu Yuan Enterprise Development Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Shenzhen Pinghu Qun Yi Railway Store Loading and Unloading Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Shenzhen Nantie Construction Supervision Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	67.46%
Proportion of equity interests held by the Group	76.66%
Proportion of equity interests held by non-controlling interests	23.34%
Shenzhen Railway Property Management Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Group	100.00%
Shenzhen Shenhuasheng Storage and Transportation Company Limitied [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	41.50%
Proportion of equity interests held by the Group	100.00%
Shenzhen Guangshen Railway Economic and Trade Enterprise Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Group	100.00%
Shenzhen Railway Station Passenger Services Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Guangshen Railway Station Dongqun Trade and Commerce Service Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Guangzhou Railway Huangpu Service Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	100.00%
Proportion of equity interests held by the Group	100.00%
Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Company	44.72%	[1]
Proportion of equity interests held by the Group	44.72%	[1]
Proportion of equity interests held by non-controlling interests	55.28%	[1]
Number of individual holding more than zero point five percent equity interest	0
Maximum [member]
Disclosure of subsidiaries [line items]
Proportion of equity interests held by the Group	2.00%
Maximum [member] | Zengcheng Lihua Stock Company Limited ("Zengcheng Lihua") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by individuals	0.50%

[1]	(i) According to the Articles of Association of Zengcheng Lihua, the remaining shareholders are all natural persons and none of these individuals holds more than 0.5% equity interest in Zengcheng Lihua. All directors of Zengcheng Lihua were appointed by the Company. After considering all shareholders of Zengcheng Lihua other than the Company are individuals with individual interest holding of less than 0.5% and such individuals do not act in concert, and also all directors of Zengcheng Lihua were appointed by the Company, the directors of the Company consider that the Company has the de facto control over the board and the substantial financial and operating decisions of Zengcheng Lihua.